Offerings	Jun. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon the exercise of outstanding options granted under the 2019 Plan
Amount Registered | shares	35,936,577
Proposed Maximum Offering Price per Unit	0.62
Maximum Aggregate Offering Price	$ 22,280,677.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,076.96
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement will also cover any additional shares of Class A common stock, par value $0.0001 per share, of Imricor Medical Systems, Inc. (the "Common Stock"), that become issuable under the Imricor Medical Systems, Inc. Amended and Restated 2019 Equity Incentive Plan (the "2019 Plan") by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and the aggregate offering price are based on $0.62 with respect to outstanding options granted under the 2019 Plan, which is the weighted-average exercise price for outstanding options granted under the 2019 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, reserved for issuance pursuant to the 2019 Plan
Amount Registered | shares	2,940,887
Proposed Maximum Offering Price per Unit	1.29
Maximum Aggregate Offering Price	$ 3,793,744.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 523.92
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement will also cover any additional shares of Class A common stock, par value $0.0001 per share, of Imricor Medical Systems, Inc. (the "Common Stock"), that become issuable under the Imricor Medical Systems, Inc. Amended and Restated 2019 Equity Incentive Plan (the "2019 Plan") by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and the aggregate offering price are based on $1.29 with respect to shares reserved for grant under the 2019 Plan, which is the average of the high and low sales price per Clearing House Electronic Subregister System Depositary Interest, each representing a share of our Common Stock, on the Australian Securities Exchange in equivalent U.S. dollars as of a date of June 22, 2026, within 5 business days prior to filing this registration statement.